Summary of Significant Accounting Policies and Recent Accounting Guidance - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	$ 0	$ 0
Intangible assets, net	1,696,000	605,000
Accumulated amortization	329,000	183,000
Capitalized software development costs	1,101,000	0
Capitalized computer software, amortization	$ 0
Product warranty period	1 year
Marketing and advertising expense	$ 27,086,000	$ 15,317,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Warrant
Finite-Lived Intangible Assets [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001
Minimum
Finite-Lived Intangible Assets [Line Items]
Service period of the performance obligations	5 months
Maximum
Finite-Lived Intangible Assets [Line Items]
Service period of the performance obligations	27 months
Patents
Finite-Lived Intangible Assets [Line Items]
Useful life of patents and trademarks	10 years
Trademarks
Finite-Lived Intangible Assets [Line Items]
Useful life of patents and trademarks	10 years
Film Production Costs
Finite-Lived Intangible Assets [Line Items]
Useful life of patents and trademarks	3 years